Fair Value Measurements - Additional Information (Details) - USD ($)				3 Months Ended						4 Months Ended	7 Months Ended	9 Months Ended		12 Months Ended
	Oct. 02, 2020	Aug. 13, 2020	Aug. 07, 2020	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2020	Dec. 31, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset and related liabilities, Held for sale							$ 0				$ 0			$ 0
Asset and related liabilities, Held for sale, Fair value disclosure									$ 109,500,000						$ 109,500,000
Other Goodwill written fff									69,500,000
Asset impairment charges						$ 300,000,000							$ 3,541,000	3,066,000	63,128,000	$ 29,572,000
Senior Notes [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Long-term debt fair value				$ 680,000,000.0			454,300,000				454,300,000	$ 680,000,000.0		454,300,000
Other Long Lived Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset impairment charges				67,300,000								498,000,000.0		943,700,000	129,300,000	$ 29,600,000
Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss															0
Fair Value, Inputs, Level 3 [Member] | Property Plant And Equipment Right To Use Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure							343,100,000				343,100,000			343,100,000
Asset impairment charges				20,300,000								132,000,000.0		201,200,000
Fair Value, Inputs, Level 2 [Member] | Goodwill And Intangible Asset [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Intangible assets net including goodwill									12,300,000						12,300,000
Goodwill and intangible asset impairment															165,900,000
Fair Value, Inputs, Level 2 [Member] | Investment [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure									35,000,000.0						35,000,000.0
Asset impairment charges									$ 23,300,000
Fair Value, Inputs, Level 2 [Member] | Property Plant And Equipment Right To Use Assets [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Assets fair value disclosure				1,400,000								1,400,000
Fair Value, Inputs, Level 2 [Member] | Asset And Related Liabilities Held For Sale [Member] | Fair Value, Nonrecurring [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Asset and related liabilities, Held for sale							0				0			0
Asset and related liabilities, Held for sale, Impairment charges				17,000,000.0								17,000,000.0		17,000,000.0	2,600,000
Income Loss From Equity Method Investments [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss				0								(600,000)
Income Loss From Equity Method Investments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss				1,600,000								16,800,000		43,900,000
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss														1,600,000
Selling, General and Administrative Expenses [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss														100,000	60,700,000
Gain From Change In Fair Value Of Related Party Financial Instruments [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value, Asset, Recurring basis, Still held, Unrealized gain loss				7,500,000								(343,400,000)
Fair value, Liability, Recurring basis, Still held, Unrealized gain loss														$ 433,000,000.0	$ 217,500,000
BOWX ACQUISITION CORP [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities				(9,794,399)	$ 9,327,999	$ 3,342,533		$ 1,243,733		$ 1,243,733	4,664,000	2,876,133
BOWX ACQUISITION CORP [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities				9,794,399			$ 3,420,267			1,243,733
BOWX ACQUISITION CORP [Member] | Public Warrants [Member] | Binomial Monte Carlo Simulation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Change in fair value of warrant liabilities		$ 8,600,000	$ 8,600,000	$ 9,800,000				$ 1,200,000		$ 1,200,000	$ 4,700,000	$ 2,900,000
China Co [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Deconsolidation, Equity method investment retained, Percentage	21.60%
Deconsolidation, Equity method investment retained, Value	$ 26,300,000